Summary of Significant Accounting Policies (Detail) - Carrying Values and Estimated Fair Values of Outstanding Notes (USD $)	Sep. 30, 2012	Dec. 31, 2011
Related Party BSC Convertible Notes Payable [Member]
Carrying Value	$ 4,338,601	$ 3,500,000
Estimated Fair Value	3,553,042	3,500,000
Convertible Note Payable [Member]
Carrying Value	2,000,000
Estimated Fair Value	2,000,000
Junior Secured Notes Payable [Member]
Carrying Value	191,023
Estimated Fair Value	$ 1,875,042